Note 11 - Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes to Financial Statements
Debt Disclosure [Text Block]

Note 10 – Notes Payable

Notes payable consists of the following as of  September 30, 2023 and December 31, 2022, respectively:

	September 30,	December 31,
	2023	2022

On April 25, 2023, the Company received $400,000 pursuant to a note and warrant purchase agreement from an accredited investor, as lender. The unsecured note matures on April 25, 2024. The note bears interest at 8% per annum, payable in cash semi-annually on June 30 and December 31, with appropriate pro rata adjustments made for any partial interest accrual period. The noteholder also received warrants to purchase 100,000 shares of common stock, exercisable at $2.50 per share over a ten-year term. The Company may redeem outstanding warrants prior to their expiration, at a price of $0.01 per share, provided that the volume weighted average sale price per share of Common Stock equals or exceeds $9.00 per share for thirty (30) consecutive trading days ending on the third business day prior to the mailing of notice of such redemption.

	$400,000	$-

On April 8, 2022, the Company received $80,000 pursuant to a note and warrant purchase agreement from an accredited investor, as lender. The unsecured note bears interest at 6% per annum, compounded semi-annually, and was payable in cash semi-annually on June 30th and December 31st. On August 23, 2022, the note was amended to update the terms of the interest payment to be payable at the earlier of the maturity date or January 1, 2025, rather than being paid semi-annually. The note matures on April 8, 2025. The noteholders also received warrants to purchase 20,000 shares of common stock, exercisable at $2.35 per share over a ten-year term.

	80,000	80,000

On April 8, 2022, the Company received $500,000 pursuant to a note and warrant purchase agreement from an accredited investor, as lender. The unsecured note bears interest at 6% per annum, compounded semi-annually, and was payable in cash semi-annually on June 30th and December 31st. On August 23, 2022, the note was amended to update the terms of the interest payment to be payable at the earlier of the maturity date or January 1, 2025, rather than being paid semi-annually. The note matures on April 8, 2025. The noteholders also received warrants to purchase 125,000 shares of common stock, exercisable at $2.35 per share over a ten-year term.

	500,000	500,000

On June 16, 2020, the Company entered into a loan authorization and loan agreement with the United States Small Business Administration (the “SBA”), as lender, pursuant to the SBA’s Economic Injury Disaster Loan (“EIDL”) assistance program in light of the impact of the COVID-19 pandemic on the Company’s business (the “EIDL Loan Agreement”) encompassing a $150,000 Promissory Note issued to the SBA (the “EIDL Note”)(together with the EIDL Loan Agreement, the “EIDL Loan”), bearing interest at 3.75% per annum. In connection with entering into the EIDL Loan, the Company also executed a security agreement, dated June 16, 2020, between the SBA and the Company (the “EIDL Security Agreement”) pursuant to which the EIDL Loan is secured by a security interest on all of the Company’s assets. Under the EIDL Note, the Company is required to pay principal and interest payments of $731 every month beginning June 16, 2022, as extended. All remaining principal and accrued interest is due and payable on June 16, 2050. The EIDL Note may be repaid at any time without penalty.

	$150,000	$150,000

Total notes payable	1,130,000	730,000
Less unamortized debt discounts:	148,421	336,085
Notes payable	981,579	393,915
Less: current maturities	114,959	-
Notes payable, less current maturities	$866,620	$393,915

The Company recorded discounts of $317,860, consisting of debt discounts on warrants granted to accredited investors between April 8, 2022 and April 25, 2023. The discounts are being amortized to interest expense over the term of the notes, until repayment, using the straight-line method, which closely approximates the effective interest method.

The Company recognized a total of $162,741 and $90,983 of interest expense related to notes payable (non-related party) for the nine months ended September 30, 2023 and 2022, respectively. Interest expense consisted of $39,507 of stated interest expense and $123,234 of amortized debt discounts related to stock-based warrants and $20,036 of stated interest expense and $70,947 of amortized debt discounts related to stock-based warrants for the nine months ended September 30, 2023 and 2022, respectively. For interest expense on non-related party debt, the Company recognized a credit of $942 and interest expense of $46,070 in the three month periods ended September 30, 2023 and 2022, respectively.  A credit to amortized interest of $17,589 and stated interest of $16,647 comprised the three months ended September 30, 2023 non-related party interest expense, while the three months ended September 30, 2022 amount was comprised of amortized interest of $37,298, and stated interest of $8,772.

Note 11 – Notes Payable

Notes payable consists of the following at December 31, 2022 and 2021, respectively:

	December 31,	December 31,
	2022	2021

On April 8, 2022, the Company received $80,000 pursuant to a note and warrant purchase agreement from an accredited investor, as lender. The unsecured note bears interest at 6% per annum, compounded semi-annually, and was payable in cash semi-annually on June 30th and December 31st. On August 23, 2022, the note was amended to update the terms of the interest payment to be payable at the earlier of the maturity date or January 1, 2025, rather than being paid semi-annually. The note matures on April 8, 2025. The noteholders also received warrants to purchase 20,000 shares of common stock, exercisable at $2.35 per share over a ten-year term.

	$80,000	$–

On April 8, 2022, the Company received $500,000 pursuant to a note and warrant purchase agreement from an accredited investor, as lender. The unsecured note bears interest at 6% per annum, compounded semi-annually, and was payable in cash semi-annually on June 30th and December 31st. On August 23, 2022, the note was amended to update the terms of the interest payment to be payable at the earlier of the maturity date or January 1, 2025, rather than being paid semi-annually. The note matures on April 8, 2025. The noteholders also received warrants to purchase 125,000 shares of common stock, exercisable at $2.35 per share over a ten-year term.

	500,000	–

On June 16, 2020, the Company entered into a loan authorization and loan agreement with the United States Small Business Administration (the “SBA”), as lender, pursuant to the SBA’s Economic Injury Disaster Loan (“EIDL”) assistance program in light of the impact of the COVID-19 pandemic on the Company’s business (the “EIDL Loan Agreement”) encompassing a $150,000 Promissory Note issued to the SBA (the “EIDL Note”)(together with the EIDL Loan Agreement, the “EIDL Loan”), bearing interest at 3.75% per annum. In connection with entering into the EIDL Loan, the Company also executed a security agreement, dated June 16, 2020, between the SBA and the Company (the “EIDL Security Agreement”) pursuant to which the EIDL Loan is secured by a security interest on all of the Company’s assets. Under the EIDL Note, the Company is required to pay principal and interest payments of $731 every month beginning June 16, 2021. All remaining principal and accrued interest is due and payable on June 16, 2050. The EIDL Note may be repaid at any time without penalty.

	150,000	150,000

Total notes payable	730,000	150,000
Less: unamortized debt discounts	336,085	–
Notes payable	393,915	–
Less: current maturities	–	–
Notes payable, less current maturities	$393,915	$150,000

The Company recorded total discounts of $444,330, consisting of debt discounts on warrants granted to accredited investors on April 8, 2022. The discounts are being amortized to interest expense over the term of the notes, until repayment, using the straight-line method, which closely approximates the effective interest method. The Company recorded $108,245 of stock-based interest expense pursuant to the amortization of discounts during the year ended December 31, 2022.

The Company recognized $31,546 and $5,911 of interest expense for the years ended December 31, 2022 and 2021, respectively.

The Company recognized interest expense for the years ended December 31, 2022 and 2021, as follows:

	December 31,	December 31,
	2022	2021

Interest on notes payable, related parties	$320,580	$–
Amortization of debt discounts on notes payable, related parties	817,594	–
Interest on notes payable	31,546	5,911
Amortization of debt discounts on notes payable	108,245	–
Total interest expense	$1,277,965	$5,911